Deutsche Asset Management
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                                                          Mutual Fund
                                                              Semi-Annual Report
                                                                   June 30, 2000

                                                                      Investment


Money Market

Formerly BT Investment Money Market Fund

A Member of the
Deutsche Bank Group
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

Money Market Investment
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .................................   3

              MONEY MARKET INVESTMENT
                 Statement of Assets and Liabilities .................   5
                 Statement of Operations .............................   6
                 Statements of Changes in Net Assets .................   7
                 Financial Highlights ................................   8
                 Notes to Financial Statements .......................   9

              CASH MANAGEMENT PORTFOLIO
                Schedule of Portfolio Investments ....................  11
                Statement of Assets and Liabilities ..................  16
                Statement of Operations ..............................  17
                Statements of Changes in Net Assets ..................  18
                Financial Highlights .................................  19
                Notes to Financial Statements ........................  20


                              -------------------
                  The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank. The Fund is subject to investment risks,
                  including   possible  loss  of  principal   amount
                  invested.
                              -------------------

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                                        2

Money Market Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for Money Market Investment (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

With the acquisition of Bankers Trust by Deutsche Bank, the name of your Fund has changed to Money Market Investment. However, the Fund's investment objectives, policies and strategies, as well as its portfolio manager, remain the same.

MARKET ACTIVITY
Concerns over Y2K proved to be unfounded as the new century rolled in without a glitch. Thus, the major factors impacting the money markets over the first half of 2000 were the ongoing strength of the U.S. economy and the interest rate increases by the Federal Reserve Board in response to such strength. These factors combined to push yields on short-term money market securities significantly higher.

THE U.S. ECONOMY CONTINUED TO EXPAND OVER THE SEMI-ANNUAL PERIOD, CAUSING ALARM AMONG THE FINANCIAL MARKETS THAT INFLATION MAY BE IMMINENT AND THAT THE FEDERAL RESERVE BOARD MAY CONTINUE ITS TIGHTENING CYCLE.
o Existing home sales in the U.S. soared through the first half of 2000, as did durable goods orders and retail sales.
o At the same time, productivity improvements and competitive pressures held prices steady. Both the Consumer Price Index and Producer Price Index reflected these steady prices, providing a glimmer of hope to the financial markets that perhaps the Federal Reserve Board would remain on the sidelines.
o Nominal GDP, however, continued to surge, pushing the year-over-year growth rate to 7%. These numbers put the financial markets on notice that the Federal Reserve Board was probably not done raising interest rates.

IN FACT, THE FEDERAL RESERVE BOARD FOLLOWED UP ITS 0.75% RATE INCREASE IN 1999 WITH THREE ADDITIONAL INTEREST RATE HIKES, TOTALING ANOTHER 1.00%, IN THE FIRST HALF OF 2000 -- ON FEBRUARY 2, MARCH 21, AND MAY 16.
o The Federal Reserve Board continued to take a hard stance against inflation and argued that labor force growth and productivity could not indefinitely support the pace of the economy.
o The Federal Reserve Board raised interest rates by 0.25% in February and March, but stronger economic numbers in April led policymakers to believe that inflation was accelerating and the economy not slowing, prompting a 0.50% increase in May.


                                            CUMULATIVE                               AVERAGE ANNUAL
                                           TOTAL RETURNS                              TOTAL RETURNS                  ANNUALIZED

                                                                                                                 7 day       7 day
Periods ended              Past 6    Past 1   Past 3    Past 5      Since  Past 1   Past 3  Past 5      Since  current   effective
June 30, 2000              months      year    years     years  inception    year    years   years  inception    yield       yield

 Money Market Investment 1
   (inception 7/15/92)      2.94%     5.62%    16.95%    29.84%    45.06%    5.62%   5.36%   5.36%     4.78%     6.33%      6.53%
------------------------------------------------------------------------------------------------------------------------------------
 iMoneyNet First Tier-Retail
   Money Funds Average 2    2.71%     5.17%    15.71%    27.88%    47.39%*   5.17%   4.98%   5.03%     4.44%*    5.85%      6.02%
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS.Yields and total return will fluctuate.Yields quoted for money market funds most closely reflect the fund's current earnings."Current yield" refers to the income generated by an investment in the Fund over a 7-day period.This income is then "annualized". The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested.The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.
  Performance figures assume the reinvestment of dividends. During the period the Fund waived certain fees and expenses.Had these fees and expenses not been waived, theFund's return would have been lower. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
2 The iMoneyNet,  Inc.  MoneyFund Report Averages,  a service of  iMoneyNet,Inc.
  (formerly theIBCFinancial Data,Inc.) are averages for categories of similar money market funds.
* Benchmark returns are for the period beginning July 31, 1992.

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                                        3

Money Market Investment
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

o Following its June meeting, the Federal Reserve Board explained that the slowing of domestic demand was the reason for its holding the federal funds rate steady that month, but it reiterated the point that core inflation was rising. Thus, the Federal Reserve Board warned such a neutral stance, based on signs of the economy cooling, was "tentative and preliminary."
o On June 30, 2000, the targeted federal funds rate stood at 6.50%.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in the Money Market Fund for the period.

Once Y2K liquidity issues were behind us, we were able to once again focus on the economy and normal, technical factors. Thus, our strategy in the first half of the year was to "barbell" the Portfolio, combining floating rate notes and short-term paper with some longer dated securities. This strategy proved to be effective, enabling us not only to quickly capture the higher yield when the Federal Reserve Board increased rates but also to take advantage of a steep yield curve.

MANAGER OUTLOOK
Looking ahead to the second half of the year, we expect that the "soft landing" scenario -- slower economic growth without inflation -- should play out.
Economic indicators announced late in the semi-annual period were a little weaker than those reported in prior months, including a weaker National Purchasing Manager's report and a cooler labor market, as reported in weekly jobless claims. We feel that these weaker numbers will enable the Federal Reserve Board to stay on hold for a couple of months, although we are not convinced that the Federal Reserve Board has completed its cycle of interest rate increases.

The larger question for the Federal Reserve Board may be whether or not this slowdown is temporary or if it is a longer lasting downturn. One key indicator to monitor will be oil prices, as the current higher prices are noticeably diminishing consumer purchasing power and slowing demand in the economy. A moderation of energy prices would reduce these pressures.

  PORTFOLIO DIVERSIFICATION
  By Asset Type as of June 30, 2000 (percentages are based on net assets)

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
  Funding Agreements                 3%
  Other Assets                       1%
  Floating Rate Notes               24%
  Eurodollar Time Deposits           7%
  Eurodollar Certificates of Deposit 5%
  Yankee Certificates of Deposit     6%
  Certificates of Deposit            2%
  Commercial Paper                  52%

                                    RATINGS 1
                                     S&P: AAA
                                   Moody's: AAA

                             STATUS AT JUNE 30, 2000
                            Average maturity: 46 days
                           Net assets: $345.4 billion

--------------------------------------------------------------------------------
1 Ratings are subject to change and do not remove market risks.

In the Money Market Fund, then, we intend to maintain a significant floating rate note position. In times of economic uncertainty, floating rate notes have historically outperformed other money market securities, as their coupon rates equate to market levels much quicker than fixed rate investments. We will likely manage the Fund with a neutral position, while we continue to assess economic data for further signs of the direction of the economy.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Money Market Fund, and we look forward to continuing to serve your investment needs for many years ahead.

                         /S/ SIGNATURE DARLENE M. RASEL
                                Darlene M. Rasel
                              Portfolio Manager of
                            CASH MANAGEMENT PORTFOLIO
                                  June 30, 2000

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                                        4

Money Market Investment
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investment in Cash Management Portfolio, at Value ..........   $ 347,342,507
   Prepaid Expenses and Other .................................           7,566
                                                                  -------------
Total Assets ..................................................     347,350,073
                                                                  -------------
LIABILITIES
   Dividends Payable ..........................................       1,842,267
   Due to Bankers Trust .......................................          50,564
   Accrued Expenses and Other .................................          23,106
                                                                  -------------
Total Liabilities .............................................       1,915,937
                                                                  -------------
NET ASSETS ....................................................   $ 345,434,136
                                                                  =============
COMPOSITION OF NET ASSETS
   Paid-in Capital ............................................   $ 345,726,261
   Accumulated Net Realized Loss from Investment Transactions .        (292,125)
                                                                  -------------
NET ASSETS ....................................................   $ 345,434,136
                                                                  =============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares
   of beneficial interest authorized) .........................     345,726,261
                                                                  =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)                     $        1.00
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Money Market Investment
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STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Income Allocated from Cash Management Portfolio, net ......     $ 18,519,199
                                                                   ------------
EXPENSES
   Administration and Services Fees ..........................          933,541
   Registration Fees .........................................           15,082
   Professional Fees .........................................           11,772
   Printing and Shareholder Reports ..........................            8,473
   Trustees Fees .............................................            5,124
   Miscellaneous .............................................            1,782
                                                                   ------------
Total Expenses ...............................................          975,774
Less: Fee Waivers and/or Expense Reimbursements ..............         (446,620)
                                                                   ------------
Net Expenses .................................................          529,154
                                                                   ------------
NET INVESTMENT INCOME ........................................       17,990,045
                                                                   ------------
NET REALIZED GAIN ON INVESTMENT TRANSACTIONS .................            8,313
                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................     $ 17,998,358
                                                                   ============

See Notes to Financial Statements.
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                                        6

Money Market Investment
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STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX        FOR THE
                                                          MONTHS ENDED       YEAR ENDED
                                                            JUNE 30,        DECEMBER 31,
                                                             2000 1             1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ............................   $    17,990,045    $    26,878,139
   Net Realized Gain from Investment Transactions ...             8,313             36,510
                                                        ---------------    ---------------
Net Increase in Net Assets from Operations ..........        17,998,358         26,914,649
                                                        ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ............................       (17,990,045)       (26,878,139)
                                                        ---------------    ---------------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   (at net asset value of $1.00 per share)
   Proceeds from Sales of Shares ....................     2,596,283,523      5,110,314,303
   Dividend Reinvestments ...........................        14,221,834         21,200,342
   Cost of Shares Redeemed ..........................    (2,985,430,924)    (4,847,804,093)
                                                        ---------------    ---------------
Net Increase (Decrease) from Capital Transactions
   in Shares of Beneficial Interest .................      (374,925,567)       283,710,552
                                                        ---------------    ---------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .............      (374,917,254)       283,747,062
NET ASSETS
   Beginning of Period ..............................       720,351,390        436,604,328
                                                        ---------------    ---------------
   End of Period ....................................   $   345,434,136    $   720,351,390
                                                        ===============    ===============

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
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                                        7

Money Market Investment
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FINANCIAL HIGHLIGHTS

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for Money Market Investment.

                                             FOR THE SIX
                                            MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                           JUNE 30, 2000 3     1999       1998        1997       1996        1995
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......   $  1.00        $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
                                               -------        ------     ------      ------     ------      ------
INCOME FROMINVESTMENT OPERATIONS
   Net Investment Income ...................      0.03          0.05       0.05        0.05       0.05        0.06
   Net Realized Gain (Loss)
     from Investment Transactions ..........      0.00 1        0.00 1     0.00 1     (0.00)1     0.00 1     0.001
                                               -------        ------     ------      ------     ------      ------
Total from Investment Operations ...........      0.03          0.05       0.05        0.05       0.05        0.06
                                               -------        ------     ------      ------     ------      ------
CONTRIBUTIONS OF CAPITAL ...................        --            --         --          --        0.00 1    --
                                               -------        ------     ------      ------     ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net Investment Income ...................     (0.03)        (0.05)     (0.05)      (0.05)     (0.05)      (0.06)
                                               -------        ------     ------      ------     ------      ------
NET ASSET VALUE, END OF PERIOD .............   $  1.00        $ 1.00     $ 1.00      $ 1.00     $ 1.00      $ 1.00
                                               =======        ======     ======      ======     ======      ======
TOTAL INVESTMENT RETURN ....................      2.94%         4.99%      5.35%       5.40%      5.24%2      5.76%
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ........................  $345,434      $720,351   $436,604    $426,383   $416,161    $645,910
   Ratios to Average Net Assets:
     Net Investment Income .................      5.87%4        4.94%      5.22%       5.27%      5.12%       5.62%
     Expenses After Waivers, Including
        Expenses of the Cash Management
        Portfolio ..........................      0.35%4        0.35%      0.35%       0.35%      0.35%       0.35%
     Expenses Before Waivers, Including
        Expenses of the Cash Management
        Portfolio ..........................      0.52%4        0.52%      0.52%       0.52%      0.51%       0.51%

--------------------------------------------------------------------------------
1 Less than $0.01 per share.
2 Increased by  approximately 0.10% due to contributions of capital for the year ended December 31, 1996.
3 Unaudited.
4 Annualized.

See Notes to Financial Statements.
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                                        8

Money Market Investment
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A.  ORGANIZATION
BT Pyramid Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on February 28, 1992, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Money Market Investment (the "Fund") is one of the investment funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on July 15, 1992. The Fund invests substantially all of its assets in the Cash Management Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio, which was approximately 4% at June 30, 2000.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B.  VALUATION OF SECURITIES
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

C.  INVESTMENT INCOME
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  DISTRIBUTIONS
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distribution of net realized short-term and long-term capital gains, if any, earned by the Fund will be made at least annually to the extent they exceed capital loss carryforwards.

E.  FEDERAL INCOME TAXES
It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

F.  OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .30% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Fund through April 30, 2001, to the extent necessary, to limit all expenses to .17% of the average daily net assets of the Fund, excluding expenses of the Portfolio, and .35% of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

--------------------------------------------------------------------------------

Money Market Investment
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

In 1996, Bankers Trust contributed capital in the amount of $562,004 to reimburse the Fund for capital losses incurred in prior years. The Fund's 1996 Financial Highlights reflect this information.

NOTE 3 -- CAPITAL LOSS CARRYFORWARDS
At June 30, 2000, capital loss carryforwards available as a reduction against future net realized capital gains consisted of $296,236 which will expire in 2002, and $4,211 which will expire in 2005.

NOTE 4 -- FUND NAME CHANGE
On April 30, 2000, the Fund changed its name from BTInvestment Money Market Fund to Money Market Investment.
--------------------------------------------------------------------------------

Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              EURODOLLAR CERTIFICATES
              OF DEPOSIT -- 5.4%
              Barclays Bank,
$ 45,000,000   6.64%, 8/9/00 ..........  $   45,000,000

              Cariplo Bank,
 40,000,000    6.26%, 7/19/00 .........      40,000,175

              Credit Agricole Indosuez SA,
 50,000,000    6.15%, 7/21/00 .........      50,000,121

              Halifax PLC,
100,000,000    6.24%, 7/11/00 .........     100,000,000

              International Nederlander Bank:
 35,000,000    6.26%, 8/3/00 ..........      35,000,000
 30,000,000    6.45%, 12/7/00 .........      30,000,000

              Landesbank Baden Wurttemberg,
 40,000,000    6.245%, 7/19/00 ........      40,000,088

              Norddeutsche Landesbank
              Girozentrale,
 60,000,000    6.74%, 8/18/00 .........      60,000,754

              Westdeutsche Landesbank
              Girozentrale,
 20,000,000    6.73%, 9/29/00 .........      20,000,000
                                          -------------
TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
   (Amortized Cost $420,001,138) ......     420,001,138
                                          -------------

              YANKEE CERTIFICATES OF DEPOSIT -- 5.8%
              Bank of Austria,
 10,000,000    6.55%, 1/31/01 .........       9,997,241

              Bank of Nova Scotia,
 25,000,000    6.71%, 2/22/01 .........      24,993,917

              Banque Nationale de Paris,
 20,000,000    6.70%, 2/20/01 .........      19,993,972

              Canadian Imperial Bank of
              Commerce:
 20,000,000    6.57%, 7/10/00 .........      20,000,000
100,000,000    6.60%, 7/19/00 .........     100,000,000
 50,000,000    6.74%, 9/19/00 .........      50,002,130
 63,000,000    6.74%, 9/19/00 .........      63,000,000
 30,000,000    6.75%, 9/19/00 .........      30,000,000

              Commerzbank AG,
 20,000,000    6.70%, 2/20/01 .........      19,993,972

              Paribas SA,
 40,000,000    6.22%, 7/6/00 ..........      39,999,931

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Royal Bank of Canada,
$ 5,000,000    5.70%, 7/3/00 ..........   $   5,000,000

              Societe Generale,
 32,000,000    6.81%, 4/17/01 .........      32,004,483

              Svenska Handelsbanken A.B.,
 35,000,000    6.77%, 3/21/01 .........      34,990,506
                                          -------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (Amortized Cost $449,976,152) ......     449,976,152
                                          -------------

              CERTIFICATES OF DEPOSIT -- 2.0%
              Bank of America:
 40,000,000    6.77%, 8/22/00 .........      40,000,000
 50,000,000    6.73%, 9/13/00 .........      50,000,000
 45,000,000    7.05%, 12/1/00 .........      45,000,000

              First Union Bank,
 20,000,000    6.95%, 10/23/00 ........      20,000,000
                                          -------------
TOTAL CERTIFICATES OF DEPOSIT
   (Amortized Cost $155,000,000) ......     155,000,000
                                          -------------

              EURODOLLAR TIME DEPOSITS -- 7.4%
              Bank of Scotland:
 40,000,000    6.25%, 7/12/00 .........      40,000,000
 50,000,000    6.58%, 8/7/00 ..........      50,000,000

              Banque Bruxelles Lambert,
 25,000,000    6.50%, 10/6/00 .........      25,000,000

              Commerzbank AG,
 30,000,000    7.04%, 11/20/00 ........      30,000,000

              KBC Bank,
 50,000,000    7.00%, 7/5/00 ..........      50,000,000

              Landesbank Baden Wurttemberg:
 50,000,000    6.25%, 7/3/00 ..........      50,000,000
 25,000,000    6.17%, 7/18/00 .........      25,000,000
 40,000,000    6.38%, 9/21/00 .........      40,000,000
 25,000,000    6.97%, 11/20/00 ........      25,000,000
 35,000,000    7.03%, 11/27/00 ........      35,000,000

              Norddeutsche Landesbank
              Girozentrale,
 40,000,000    6.95%, 12/6/00 .........      40,000,000

              Norwest Minnesota N.A.,
 50,000,000    6.906%, 7/5/00 .........      50,000,000

              Paribas SA,
 40,000,000    6.50%, 10/6/00 .........      40,000,000

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              PNC Bank,
$66,257,300    7.125%, 7/3/00 .........  $   66,257,300

              Svenska Handelsbanken A.B.,
 11,000,000    6.48%, 10/13/00 ........      11,000,000
                                         --------------
TOTAL EURODOLLAR TIME DEPOSITS
   (Amortized Cost $577,257,300) ......     577,257,300
                                         --------------

              FLOATING RATE NOTES -- 23.8%
              Abbey National Treasury
              Services PLC,
               Monthly Variable Rate,
 40,000,000    6.551%, 6/15/01 ........      39,970,377

              American Express Centurion Bank,
               Monthly Variable Rate,
100,000,000    6.60%, 5/9/01 ..........     100,000,000

              Asset Securitization
              Cooperative Corp.,
               Monthly Variable Rate,
 70,000,000    6.56%, 1/12/01 .........      69,991,940

              Associates Corp. of North America,
               Monthly Variable Rate,
 15,000,000    6.55%, 3/16/01 .........      14,991,615

              AT&T Capital Corp.,
               Quarterly Variable Rate,
 20,000,000    6.971%, 12/1/00 ........      20,060,016

              AT&T Corp.,
               Monthly Variable Rate:
 83,000,000    6.566%, 3/8/01 .........      82,981,644
 30,000,000    6.639%, 6/14/01 ........      30,000,000
               Quarterly Variable Rate,
 17,000,000    6.683%, 8/7/00 .........      17,000,318

              Bank of America Corp.,
               Daily Variable Rate,
 20,000,000    6.90%, 1/25/01 .........      20,000,000

              Bank of Scotland,
               Monthly Variable Rate,
 50,000,000    6.591%, 4/25/01 ........      49,988,079

               Quarterly Variable Rate,
 15,000,000    6.829%, 3/5/01 .........      14,999,387

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Bayerische Landesbank Girozentrale,
               Monthly Variable Rate:
$ 50,000,000   6.595%, 11/9/00 ........  $   49,995,300
  35,000,000   6.585%, 2/28/01 ........      34,988,766
  25,000,000   6.594%, 3/1/01 .........      24,991,927
 100,000,000   6.614%, 5/30/01 ........      99,964,442

              Bayerische Hypo-und
              Vereinsbank AG,
               Monthly Variable Rate,
  50,000,000   6.566%, 2/26/01 ........      49,984,044

              Bear Stearns Cos., Inc.,
               Monthly Variable Rate,
  30,000,000   6.60%, 9/12/00 .........      30,000,000

              Chase Manhattan Bank,
               Quarterly Variable Rate,
   5,000,000   7.01%, 11/17/00 ........       5,005,605

              Citigroup, Inc.,
               Monthly Variable Rate,
 100,000,000   6.605%, 6/6/01 .........     100,000,000

              Comerica Bank,
               Monthly Variable Rate,
  35,000,000   6.581%, 4/20/01 ........      34,989,042

              Commerzbank AG,
               Monthly Variable Rate:
  75,000,000   6.591%, 4/20/01 ........      74,982,396
  25,000,000   6.601%, 4/26/01 ........      24,994,019

              Compass Securitization LLC,
               Monthly Variable Rate,
  25,000,000   6.783%, 10/16/00 .......      24,998,937

              Credit Suisse First Boston, Inc.,
               Daily Variable Rate,
  25,000,000   7.305%, 2/20/01 ........      24,998,428

              First Union Bank,
               Daily Variable Rate,
  35,000,000   7.475%, 10/27/00 .......      35,000,000

              Ford Motor Credit Corp.,
               Quarterly Variable Rate,
  10,000,000   6.898%, 11/27/00 .......      10,002,665

              Goldman Sachs & Co.,
               Quarterly Variable Rate:
  41,450,000   6.711%, 1/8/01 .........      41,542,703
  35,000,000   6.714%, 1/16/01 ........      35,061,618
  40,000,000   6.49%, 1/25/01 .........      40,041,064


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       12
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--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Household Finance Corp.,
               Daily Variable Rate,
$20,000,000    7.10%, 9/14/00 .........  $   20,006,172

              J.P. Morgan & Co., Inc.,
               Monthly Variable Rate:
 30,000,000    6.64%, 3/16/01 .........      30,000,000
 35,000,000    6.633%, 6/6/01 .........      35,000,000

              Merrill Lynch & Co., Inc.,
               Monthly Variable Rate:
 55,000,000    6.629%, 4/17/01 ........      54,995,385
 50,000,000    6.629%, 4/18/01 ........      49,996,119
               Quarterly Variable Rate:
 15,000,000    6.58%, 1/12/01 .........      15,027,226
 25,000,000    6.959%, 3/5/01 .........      25,022,508

              Morgan Stanley Dean Witter, Inc.,
               Monthly Variable Rate:
 75,000,000    6.65%, 1/29/01 .........      75,000,000
 45,000,000    6.63%, 3/16/01 .........      45,000,000
               Quarterly Variable Rate:
 20,000,000    6.854%, 2/16/01 ........      20,017,114
 16,500,000    6.92%, 2/23/01 .........      16,512,195

              National Rural Utilities CFC,
               Quarterly Variable Rate,
 15,000,000    6.77%, 6/15/01 .........      15,000,000

              Norwest Bank of Minnesota, N.A.,
               Monthly Variable Rate,
 25,000,000    6.643%, 9/7/00 .........      24,997,339

              PNC Bank,
               Monthly Variable Rate,
 25,000,000    6.585%, 7/12/00 ........      24,999,757

              SBC Communications, Inc.,
               Quarterly Variable Rate:
 50,000,000    6.325%, 5/1/01 .........      50,000,000
 30,000,000    6.684%, 5/15/01 ........      29,997,469

              Societe Generale,
               Monthly Variable Rate,
 50,000,000    6.594%, 1/19/01 ........      49,983,751

              Toyota Motor Credit Corp.,
               Quarterly Variable Rate,
 17,000,000    6.46%, 10/25/00 ........      17,007,426

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Westdeutsche Landesbank
              Girozentrale,
               Monthly Variable Rate,
$ 45,000,000   6.571%, 2/26/01 ........  $   44,985,639
                                         --------------
TOTAL FLOATING RATE NOTES
   (Amortized Cost $1,845,072,432) ....   1,845,072,432
                                         --------------

              COMMERCIAL PAPER -- 52.2%
              Aegon Funding Corporation:
 33,000,000    6.60%, 9/5/00 ..........      32,612,800
 50,000,000    6.17%, 9/6/00 ..........      49,442,986
 30,000,000    6.18%, 9/18/00 .........      29,603,450
 33,000,000    6.20%, 12/1/00 .........      32,141,817

              Alcoa, Inc.,
 40,000,000    6.62%, 8/2/00 ..........      39,779,333

              Asset Portfolio Funding Corp.,
 32,166,000    6.70%, 12/6/00 .........      31,232,114

              Associates First Capital Corp.,
 30,000,000    6.60%, 9/14/00 .........      29,598,500

              AT&T Corp.,
 50,000,000    6.69%, 9/5/00 ..........      49,405,333

              BAE Systems Holdings, Inc.:
 45,000,000    6.60%, 8/10/00 .........      44,686,500
 40,000,000    6.66%, 8/21/00 .........      39,637,400

              Bank of America Corp.:
 40,000,000    6.06%, 8/9/00 ..........      39,750,867
 22,000,000    6.10%, 9/8/00 ..........      21,750,239
 20,000,000    6.26%, 10/3/00 .........      19,680,044
 35,000,000    6.68%, 12/4/00 .........      33,999,856

              Bavaria Trust Corp.:
100,000,000    6.55%, 7/11/00 .........      99,854,444
 24,275,000    6.605%, 7/26/00 ........      24,172,563

              Bell Atlantic Network Funding,
 39,000,000    6.53%, 7/21/00 .........      38,872,665

              British Telecommunications PLC:
 40,000,000    6.17%, 7/17/00 .........      39,904,022
 25,000,000    6.08%, 9/1/00 ..........      24,746,667
 20,000,000    6.27%, 10/11/00 ........      19,651,667
 25,000,000    6.25%, 10/12/00 ........      24,561,632
 68,000,000    6.69%, 11/8/00 .........      66,381,227
 15,000,000    6.69%, 11/13/00 ........      14,629,262
 45,000,000    6.22%, 12/4/00 .........      43,802,650


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       13
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Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Compass Sercuritization LLC:
$ 15,135,000   6.61%, 7/3/00 ..........  $   15,135,000
 100,000,000   6.60%, 7/5/00 ..........      99,963,333
  70,000,000   6.57%, 7/10/00 .........      69,910,575
  41,490,000   6.55%, 7/11/00 .........      41,429,609
  15,000,000   6.62%, 7/25/00 .........      14,939,317

              Corporate Asset Funding Co., Inc.:
  45,000,000   6.61%, 8/21/00 .........      44,595,137
  10,000,000   6.64%, 8/22/00 .........       9,907,778

              Corporate Receivables Corp.:
  35,000,000   6.53%, 7/17/00 .........      34,911,119
  65,000,000   6.60%, 8/1/00 ..........      64,654,417
  30,000,000   6.60%, 8/2/00 ..........      29,835,000
  30,000,000   6.65%, 8/21/00 .........      29,728,458

              Credit Suisse First Boston, Inc.:
  50,000,000   6.63%, 8/7/00 ..........      49,677,708
  32,000,000   6.60%, 8/10/00 .........      31,777,050
  40,000,000   6.65%, 8/23/00 .........      39,623,167
  34,500,000   6.60%, 9/5/00 ..........      34,095,200

              Delaware Funding Corp.,
  50,000,000   6.59%, 7/20/00 .........      49,844,403

              Den Danske Corp.:
  33,000,000   6.68%, 11/13/00 ........      32,185,597
  20,000,000   6.71%, 12/6/00 .........      19,418,467

              Diageo Capital PLC,
  30,000,000   6.90%, 7/5/00 ..........      29,988,500

              Edison Asset Security LLC,
  40,000,000   6.60%, 8/4/00 ..........      39,765,333

              Fortis Bank:
  25,000,000   6.64%, 8/10/00 .........      24,824,778
  40,000,000   6.08%, 9/1/00 ..........      39,594,667
  23,600,000   6.69%, 12/12/00 ........      22,889,522

              France Telecom SA:
  30,000,000   6.54%, 7/17/00 .........      29,923,700
  60,000,000   6.64%, 8/1/00 ..........      59,678,865
  17,300,000   6.57%, 8/7/00 ..........      17,189,496
  35,000,000   6.58%, 8/11/00 .........      34,750,508
  40,000,000   6.60%, 9/12/00 .........      39,479,333
  37,383,000   6.62%, 9/15/00 .........      36,874,300
  25,000,000   6.62%, 9/18/00 .........      24,646,014

              General Electric Financial
              Assurance Holdings, Inc.,
  55,000,000   6.84%, 7/6/00 ..........      54,968,650

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              General Electric Capital Corp.
              International Funding, Inc.:
$37,633,000    6.90%, 7/5/00 ..........  $   37,618,574
 18,000,000    6.54%, 7/12/00 .........      17,970,570
 20,000,000    6.63%, 8/3/00 ..........      19,885,817
 45,000,000    6.59%, 8/15/00 .........      44,645,787
 50,000,000    6.58%, 8/16/00 .........      49,597,889
 40,000,000    6.65%, 8/24/00 .........      39,615,778
 25,000,000    6.61%, 9/11/00 .........      24,678,681

              Glaxo Wellcome PLC,
 16,900,000    6.60%, 9/29/00 .........      16,627,347

              Goldman Sachs & Co.:
 29,000,000    6.65%, 8/7/00 ..........      28,812,507
 75,000,000    6.09%, 8/22/00 .........      74,365,625
 85,000,000    6.68%, 9/18/00 .........      83,785,539

              Greyhawk Funding LLC:
 10,000,000    6.13%, 7/5/00 ..........       9,996,594
 72,000,000    6.55%, 7/24/00 .........      71,724,900
 50,000,000    6.58%, 8/8/00 ..........      49,671,000
 45,000,000    6.59%, 8/15/00 .........      44,645,787
 20,000,000    6.61%, 9/15/00 .........      19,728,256

              Invensys PLC,
 20,000,000    6.62%, 8/11/00 .........      19,856,567

              Mellon Financial Corp.,
 25,000,000    6.62%, 7/24/00 .........      24,903,458

              Merck & Co.,
 75,000,000    6.80%, 7/7/00 ..........      74,943,333

              Merrill Lynch & Co., Inc.:
 53,000,000    6.15%, 7/10/00 .........      52,936,621
 53,000,000    6.13%, 7/17/00 .........      52,873,654

              Moriarty Ltd.,
 30,000,000    6.20%, 9/25/00 .........      29,566,000

              National Rural Utilities CFC:
 20,000,000    6.13%, 7/17/00 .........      19,952,322
 15,000,000    6.62%, 8/15/00 .........      14,881,392
 25,000,000    6.08%, 9/6/00 ..........      24,725,556
 30,000,000    6.15%, 9/19/00 .........      29,600,250
 15,000,000    6.09%, 9/22/00 .........      14,794,462

              Province of Quebec:
 30,000,000    6.09%, 8/10/00 .........      29,807,150
 15,000,000    6.09%, 8/17/00 .........      14,885,812

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       14
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Cash Management Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 2000 (Unaudited)

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              Receivables Capital Corp.:
$30,000,000    6.59%, 8/9/00 ..........  $   29,796,808
 70,000,000    6.61%, 9/5/00 ..........      69,177,422

              Salomon Smith Barney Holdings, Inc.:
 60,000,000    6.54%, 7/14/00 .........      59,880,100
 50,000,000    6.52%, 8/1/00 ..........      49,737,389

              SBC Communications, Inc.,
 70,000,000    6.75%, 7/10/00 .........      69,908,125

              Sheffield Receivables Corp.:
 20,000,000    6.60%, 7/14/00 .........      19,959,667
 50,900,000    6.61%, 7/17/00 .........      50,769,353
 74,000,000    6.67%, 7/26/00 .........      73,684,657
 37,900,000    6.59%, 8/4/00 ..........      37,677,990
 40,000,000    6.60%, 8/7/00 ..........      39,743,333
 33,000,000    6.65%, 9/5/00 ..........      32,609,867

              Toyota Motor Credit Corp.,
 15,000,000    6.05%, 8/28/00 .........      14,858,833

              Tulip Funding Corp.:
 40,000,000    6.55%, 7/10/00 .........      39,949,056
 11,724,000    6.61%, 7/17/00 .........      11,693,863
 36,044,000    6.61%, 7/19/00 .........      35,938,111
 20,000,000    6.66%, 7/28/00 .........      19,907,500
 90,000,000    6.65%, 9/26/00 .........      88,586,875
 35,000,000    6.65%, 9/27/00 .........      34,443,986

              Volkswagen of America, Inc.,
 25,000,000    6.56%, 8/15/00 .........      24,804,111

              Wells Fargo Bank,
 50,000,000    6.58%, 8/23/00 .........      49,533,917

              Windmill Funding Corp.:
 25,000,000    6.53%, 7/14/00 .........      24,950,118
 40,000,000    6.65%, 7/20/00 .........      39,874,389
 15,000,000    6.58%, 7/24/00 .........      14,942,425
 25,000,000    6.60%, 8/7/00 ..........      24,839,583
                                         --------------
TOTAL COMMERCIAL PAPER
   (Amortized Cost $4,050,467,745) ....   4,050,467,745
                                         --------------

  PRINCIPAL
   AMOUNT             SECURITY                  VALUE

              FUNDING AGREEMENTS -- 2.8%
              Allstate Life Insurance,
               Quarterly Variable Rate,1,2
$45,000,000    6.868%, 7/2/01 .........  $   45,000,000

              First Allmerica Financial Life
              Insurance,
               Quarterly Variable Rate,1,2
 45,000,000    6.97%, 1/29/01 .........      45,000,000

              GE Life and Annuity
              Assurance Co.,
               Quarterly Variable Rate:1,2
 40,000,000    6.721%, 9/1/00 .........      40,000,000
 20,000,000    6.91%, 3/1/01 ..........      20,000,000

              Travelers Insurance Co,
               Quarterly Variable Rate:1,2
 40,000,000    6.35%, 2/23/01 .........      40,000,000
 30,000,000    6.36%, 4/2/01 ..........      30,000,000
                                         --------------
TOTAL FUNDING AGREEMENTS
   (Amortized Cost $220,000,000) ......     220,000,000
                                         --------------

              GOVERNMENT AGENCY -- 0.2%
              Federal National Mortgage
              Association,
 15,000,000    6.35%, 2/2/01 ..........      14,990,703
                                         --------------
TOTAL GOVERNMENT AGENCY
   (Amortized Cost $14,990,703) .......      14,990,703
                                         --------------
TOTAL INVESTMENTS
   (Amortized Cost
     $7,732,765,470) .........   99.6%   $7,732,765,470

OTHER ASSETS IN EXCESS
  OF LIABILITIES .............    0.4        30,004,558
                                -----    --------------
NET ASSETS ...................  100.0%   $7,762,770,028
                                =====    ==============

--------------------------------------------------------------------------------
1 Illiquid security.
2 Funding agreement subject to a thirty or ninety day demand feature.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
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Cash Management Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

                                                                   JUNE 30, 2000

ASSETS
   Investments, at Value (Amortized Cost $7,732,765,470) .....    $7,732,765,470
   Interest Receivable .......................................        30,035,483
   Cash ......................................................         1,328,675
                                                                  --------------
Total Assets .................................................     7,764,129,628
                                                                  --------------
LIABILITIES
   Due to Bankers Trust ......................................         1,352,578
   Accrued Expenses and Other ................................             7,022
                                                                  --------------
Total Liabilities ............................................         1,359,600
                                                                  --------------
NET ASSETS ...................................................    $7,762,770,028
                                                                  --------------
                                                                  --------------

COMPOSITION OF NET ASSETS
   Paid-in Capital ...........................................    $7,762,770,028
                                                                  --------------
NET ASSETS ...................................................    $7,762,770,028
                                                                  ==============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16
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--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (Unaudited)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED
                                                                   JUNE 30, 2000

INVESTMENT INCOME
   Interest ...............................................       $ 256,211,908
                                                                  -------------
EXPENSES
   Advisory Fees ..........................................           6,212,853
   Administration and Services Fees .......................           2,070,951
   Professional Fees ......................................              24,256
   Trustees Fees ..........................................               2,011
   Miscellaneous ..........................................              22,830
                                                                  -------------
Total Expenses ............................................           8,332,901
Less: Fee Waivers and/or Expense Reimbursements ...........            (877,477)
                                                                  -------------
Net Expenses ..............................................           7,455,424
                                                                  -------------
NET INVESTMENT INCOME .....................................         248,756,484

NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS ............             103,564
                                                                  -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................       $ 248,860,048
                                                                  =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17
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--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX          FOR THE
                                                       MONTHS ENDED         YEAR ENDED
                                                         JUNE 30,          DECEMBER 31,
                                                          2000 1               1999

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net Investment Income ..........................   $    248,756,484    $    356,274,468
   Net Realized Gain from Investment Transactions .            103,564             441,562
                                                      ----------------    ----------------
Net Increase in Net Assets from Operations ........        248,860,048         356,716,030
                                                      ----------------    ----------------
CAPITAL TRANSACTIONS
   Proceeds from Capital Invested .................     25,538,301,927      39,802,568,271
   Value of Capital Withdrawn .....................    (24,125,109,313)    (39,522,819,924)
                                                      ----------------    ----------------
Net Increase in Net Assets from
   Capital Transactions ...........................      1,413,192,614         279,748,347
                                                      ----------------    ----------------
TOTAL INCREASE IN NET ASSETS ......................      1,662,052,662         636,464,377
NET ASSETS
   Beginning of Period ............................      6,100,717,366       5,464,252,989
                                                      ----------------    ----------------
   End of Period ..................................   $  7,762,770,028    $  6,100,717,366
                                                      ================    ================

--------------------------------------------------------------------------------
1 Unaudited.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18
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--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for each period indicated for the Cash Management Portfolio.

                                          FOR THE SIX
                                         MONTHS ENDED                FOR THE YEARS ENDED DECEMBER 31,
                                        JUNE 30, 2000 1    1999         1998         1997        1996         1995
SUPPLEMENTAL DATA AND RATIOS:
   Net Assets, End of Period
     (000s omitted) ...................   $7,762,770    $6,100,717   $5,464,253   $4,039,725   $3,261,910   $2,615,932
   Ratios to Average Net Assets:
     Net Investment Income ............         6.08%2        5.04%        5.37%        5.43%        5.27%        5.77%
     Expenses After Waivers ...........         0.18%2        0.18%        0.18%        0.18%        0.18%        0.18%
     Expenses Before Waivers ..........         0.20%2        0.20%        0.20%        0.20%        0.20%        0.20%

--------------------------------------------------------------------------------
1 Unaudited.
2 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19
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Cash Management Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES.

A. ORGANIZATION
The Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on March 26, 1990, as an unincorporated trust under the laws of New York, and began operations on July 23, 1990. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B. VALUATION OF SECURITIES
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Investment Company Act of 1940.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the securities transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. REPURCHASE AGREEMENTS
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each Portfolio may enter into tri-party repurchase agreements with broker-dealers, and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

E. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. OTHER
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

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                                       20
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Cash Management Portfolio
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed to waive its fees and reimburse expenses of the Portfolio through April 30, 2001, to the extent necessary, to limit all expenses to .18% of the average daily net assets of the Portfolio.

In 1996, Bankers Trust contributed capital in the amount of $1,113,488 to reimburse the Cash Management Portfolio for capital losses incurred in prior years.

At June 30, 2000, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $200,000,000, which expires April 27, 2001. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. No amounts were drawn down or outstanding for this fund under the credit facility for the six months ended June 30, 2000.

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For information on how to invest,  shareholder  account  information and current price and yield information, please contact your relationship manager or write to us at:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    P.O. BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call our toll-free number:       1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, DB Alex. Brown LLC, Deutsche Asset Management,Inc. and Deutsche Asset Management Investment Services Limited.


Money Market Investment                                         CUSIP #055847206
                                                                1660SA (06/00)

Distributed by:
ICC Distributors, Inc.